Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Owned Assets (a)	Right-of-use assets (b)	Total
Net book value at December 31, 2022	$3,398,805	$756,478	$4,155,283
Net book value at December 31, 2021	$3,075,198	$610,951	$3,686,149

	Buildings, plant installations and machinery	Plants Under Construction[1]	Ocean-going vessels	Other	TOTAL
Cost at January 1, 2022	$4,908,492	$561,860	$240,525	$138,378	$5,849,255
Additions	140,326	440,028	342	1,703	582,399
Disposals and other	(47,819)	—	—	—	(47,819)
Cost at December 31, 2022	5,000,999	1,001,888	240,867	140,081	6,383,835
Accumulated depreciation at January 1, 2022	2,631,268	—	37,271	105,518	2,774,057
Depreciation	248,032	—	12,039	2,332	262,403
Disposals and other	(51,430)	—	—	—	(51,430)
Accumulated depreciation at December 31, 2022	2,827,870	—	49,310	107,850	2,985,030
Net book value at December 31, 2022	$2,173,129	$1,001,888	$191,557	$32,231	$3,398,805
[1] The Company is constructing a 1.8 million tonne methanol plant in Geismar, Louisiana adjacent to its Geismar 1 and Geismar 2 facilities. Included in cost of Plants Under Construction are $94 million (2021: $54 million) of capitalized interest and finance charges.

	Buildings, plant installations and machinery	Plants under construction	Ocean-going vessels	Other	TOTAL
Cost at January 1, 2021	$4,861,912	$386,905	$210,099	$155,882	$5,614,798
Additions	66,802	174,955	30,426	849	273,032
Disposals and other	(20,222)	—	—	(18,353)	(38,575)
Cost at December 31, 2021	4,908,492	561,860	240,525	138,378	5,849,255
Accumulated depreciation at January 1, 2021	2,413,176	—	27,926	121,636	2,562,738
Depreciation	238,314	—	9,345	2,235	249,894
Disposals and other	(20,222)	—	—	(18,353)	(38,575)
Accumulated depreciation at December 31, 2021	2,631,268	—	37,271	105,518	2,774,057
Net book value at December 31, 2021	$2,277,224	$561,860	$203,254	$32,860	$3,075,198

Schedule of right-of-use assets

	Ocean-going vessels	Terminals and tanks	Plant installations and machinery	Other	TOTAL
Cost at January 1, 2022	$657,774	$258,743	$23,797	$40,903	$981,217
Additions	232,536	27,293	—	4,001	263,830
Disposals and other	(43,333)	—	—	—	(43,333)
Cost at December 31, 2022	846,977	286,036	23,797	44,904	1,201,714
Accumulated depreciation at January 1, 2022	214,004	125,494	12,850	17,918	370,266
Depreciation	75,586	34,669	2,464	5,968	118,687
Disposals and other	(43,717)	—	—	—	(43,717)
Accumulated depreciation at December 31, 2022	245,873	160,163	15,314	23,886	445,236
Net book value at December 31, 2022	$601,104	$125,873	$8,483	$21,018	$756,478

	Ocean-going vessels	Terminals and tanks	Plant installations and machinery	Other	TOTAL
Cost at January 1, 2021	$582,072	$246,553	$23,761	$39,670	$892,056
Additions	86,610	12,206	36	1,679	100,531
Disposals and other	(10,908)	(16)	—	(446)	(11,370)
Cost at December 31, 2021	657,774	258,743	23,797	40,903	981,217
Accumulated depreciation at January 1, 2021	152,616	91,834	10,408	12,202	267,060
Depreciation	71,711	33,660	2,442	5,716	113,529
Disposals and other	(10,323)	—	0	0	(10,323)
Accumulated depreciation at December 31, 2021	214,004	125,494	12,850	17,918	370,266
Net book value at December 31, 2021	$443,770	$133,249	$10,947	$22,985	$610,951

Schedule of key assumptions for property plant and equipment
The following table indicates the percentages by which key assumptions would need to change individually for the estimated Titan CGU recoverable value to be equal to the carrying value:

Key Assumptions	Change Required for Carrying Value to Equal Recoverable Value
Long-term average realized price	18 percent decrease
Production volumes	27 percent decrease
Gas price	21 percent increase
Discount rate (after-tax)	15 percent increase